2. Basis for preparation and disclosure of the financial statements	12 Months Ended
Dec. 31, 2017
Basis For Preparation And Disclosure Of Financial Statements
Basis for preparation and disclosure of the financial statements

The financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by management in the performance of its duties.

The significant accounting policies applied to the preparation of these financial statements are described below and/or presented in the respective notes. These policies have been consistently applied to the years presented, unless otherwise indicated.

a.         General preparation and disclosure criteria

The financial statements were prepared taking into account the historical cost as the value basis, with financial assets and liabilities (including derivative financial instruments) measured at fair value.

Assets and liabilities are reported according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are recorded as non-current. The only exception to this procedure involves deferred income tax and social contribution balances, both assets and liabilities are classified as long term.

b.         Functional currency and presentation currency

The presentation currency for the financial statements is the the Brazilian Real (R$), which is also the functional currency for all the companies consolidated in these financial statements.

Transactions in foreign currency are recognized at the exchange rate on the date of the transaction. Monetary items in foreign currency are converted into Reais at the exchange rate on the date of the balance sheet as informed by the Central Bank of Brazil. Exchange gains and losses linked to these items are recorded in the statement of income.

c.         Segment information

Operating segments are the entity’s components which carry out business activities in relation to which revenue can be obtained and expenses incurred. Their operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions on the allocation of resources and to assess the performance of each segment. For a component to be deemed a segment, separate financial information must be available for it.

The Company’s chief operating decision maker, responsible for allocating resources and for periodic performance evaluation, is the Executive Board. The Executive Board and the Board of Directors are jointly responsible for making strategic decisions and for managing the Group.

The Group’s strategy is to optimize the consolidated results of TIM Participações. This strategy includes optimizing the operations of each group company, in addition to taking advantage of the synergies generated between them. Notwithstanding the various business activities, the chief operating decision maker sees the Group as a single business segment, and does not take into account specific strategies intended for a particular line of service. All decisions on strategic, financial, purchasing, investment and investment planning are made on a consolidated basis. Therefore, the Group’s goal is to maximize the consolidated result obtained by exploiting the SMP, STFC and SCM licenses.

d.         Consolidation procedures

Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is liable or has rights to variable returns from its involvement with the subsidiaries, and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. Consolidation is discontinued from the date on which the Group loses the control over that entity.

The purchase accounting method is used for recording acquisitions of subsidiaries by the Group. The acquisition cost is measured at the fair value of assets offered, equity instruments (e.g. shares) issued and liabilities incurred or assumed by the acquirer at the date on which control is exchanged. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at their fair value as at the acquisition date, irrespective of the proportion of any minority interest. The excess of the acquisition cost over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statement of income as revenue, after a review of the concepts and calculations used.

Transactions between Group companies, as well as balances and unrealized gains and losses on these transactions, are eliminated. The accounting policies of subsidiaries have been adjusted to ensure consistency with the accounting policies adopted by TIM Participações. The date of the financial statements used in the consolidation is the same for all Group companies.

e          Approval of the financial statements

The financial statements were approved by the Company’s Board of Directors on April 5, 2018.

f.          New standards, changes and interpretations of standards not yet in force

(i)  The following amendments to standards published by the International Accounting Standards Board (IASB) are effective for annual periods beginning on or after January 1, 2017:

Improvements to IFRS 2014-2016: The annual improvements projects provide a tool for making non-urgent, but necessary amendments to IFRSs, with the aim of removing inconsistencies and clarifying the meaning of certain paragraph of the standard. The amendments related to IFRS 12 Disclosure of Interests in other Entities, aimed clarifying the scope of the standard, are effective for annual periods beginning on or after January 1, 2017, whereas the rest of the improvements are effective for annual periods beginning on or after January 1, 2018. The amendments related to such IFRSs do not have an impact on the Company’s consolidated financial statements since, as of December 31, 2017, the Company does not have interests that are classified as held for sale, as held for distribution or as discontinued operations.

Amendments to IAS 7, Disclosure Initiative: The amendments to IAS 7 require entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from 2017 Consolidated Financial Statements cash flows, such as the issuance and repayments of loans, and non-cash changes, such as unpaid acquisitions, sales and exchange differences. The Company has considered these amendments in the preparation of these consolidated financial statements, as disclosed at Note 37.

Amendments to IAS 12, Recognition of Deferred Tax Assets for Unrealised Losses: The amendments clarify the requirements on recognition of deferred taxes when the tax base of an asset exceeds its fair value. These amendments do not have a significant impact on the results or financial position of the Company’s consolidated financial statements as at December 31, 2017.

(ii) The following new standards were issued by the IASB, but are not effective for the fiscal year 2017. The early adoption of these standards, although encouraged by the IASB, has not been implemented by management.

IFRS 9 - Financial instruments

In July 2014, the International Accounting Standards Board (“IASB”) issued the final version of IFRS 9, which replaced IAS 39 and all previous versions of IFRS 9. This standard is applicable to years beginning on or after January 1, 2018.

This standard is applicable to financial assets and liabilities, and covers issues relating to the classification, measurement, impairment and derecognition of financial assets and liabilities, as well as a new and less restrictive accounting model for hedging, requiring an economic relationship between the hedged item and the hedging instrument being the same as determined by the Company at inception date. Likewise, the new standard modifies the criteria for documentation of hedging relationships.

With regard to classification, this standard requires entities to classify their financial assets as measured at amortized cost, at fair value through other comprehensive income, or at fair value through profit or loss, based on the following assumptions:

(i)            Business model of the entity relating to the management of financial assets; and

(ii)           Characteristics of the contractual cash flow of the financial asset.

Regarding the classification of financial liabilities, this standard substantially maintains the requirements set forth in IAS 39, according to which entities must classify most financial liabilities as subsequently measured at amortized cost, except for derivative financial instruments, financial guarantee agreements and commitments to grant loans at interest rates that are lower than those used in the market, among others.

Regarding impairment, the new standard establishes the recognition of the expected credit loss, according to which the entities must recognize a provision for expected losses in financial assets measured at amortized cost. The Company will apply the the simplified approach and record the expected losses on the financial assets lifetime.

The Company understands that the principal impacts of the adoption of the new standards relate to: (i) the documentation of the business model for financial assets, which may give rise to changes to the measurement and classification of financial assets into three possible categories; and (ii) the new model for the calculation of impairment of financial assets, particularly regarding trade receivables which, in some cases, will result in the early recognition of these losses at the initial measurement.

The Company estimates that the impact from the adoption of the new impairment model will increase by approximately R$ 130 million in the Allowances for doubtful accounts previously recognized under IAS 39.

IFRS 15 – Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, which replaced IAS 18. This standard is applicable to years beginning on or after January 1, 2018.

IFRS 15 provides for the principles to be used by entities regarding the disclosure of useful information to users of the financial statements regarding the nature, amount, period and uncertainty of revenue and cash flow originated from contracts with customers. The basic principle of this pronouncement is that the entity must recognize revenue from the transfer of goods or services promised to customers at an amount that reflects the consideration that the company expects to receive in exchange for these goods or services. By applying this pronouncement, the entity must take into account the terms of the contracts, and all material facts and circumstances.

In accordance with this standard, the entities must apply this pronouncement using one of the following methods:

(i)         Retrospectively to each prior reporting period presented in accordance with IAS 8 - Accounting Policies, Changes in Estimates and Correction of Errors, subject to the expedients provided for in this standard (“full retrospective method”); or

(ii)        Retrospectively with the cumulative effect of the initial application of this pronouncement being recognized at the date of initial application (“modified retrospective method”).

The Company decided to adopt IFRS 15 retrospectively, with the cumulative effect of the initial application being recognized as at the date of the initial application on January 1, 2018. Accordingly, as provided for in this standard, the Company will record the cumulative effect as at the date of the initial application of the standard as an adjustment to the initial balance of retained earnings (or another component of shareholders’ equity, as appropriate). In accordance with this transition method, the entity will use this pronouncement retrospectively only for contracts that are still in force as at the date of the initial application.

Currently, the Company offers commercial packages that basically combine equipments or mobile handsets with fixed or mobile telecom services, being that the revenue from services is recognized separately, in accordance with their nature and based on their relevant fair values.

Identification of contracts

The Company performed a comprehensive review of the commercial offers in force, in order to identify the relevant contractual clauses and other contractual elements that may be significant in terms of the adoption of the new accounting standard.

Identification of performance obligations

Upon the adoption and effectiveness of the contract, the entity must assess the goods or services that were contractually promised to the customer, identifying as a “performance obligation” each commitment made to customers regarding the transfer of the following items:

(i)         Distinct goods or services (or a bundle of goods or services); or

(ii)        Distinct goods or services that are substantially the same, and that have the same pattern of transfer the customers.

Goods or services promised to customers are deemed to be “distinct” when the following criteria are fulfilled:

(a)       Customers are able to benefit from the goods or services, whether separately or jointly with other resources that are readily available to them (that is, the good or service is deemed to be “distinct”); and

(b)     The entity’s promise to transfer the good or service to customers can be separated from other commitments undertaken under the contract (that is, the commitment to transfer the good or service is “distinct” within the context of the contract).

Upon reviewing its contracts, the Company concluded that its currently commercial package have only two performance obligations being provided on a “bundle offering”: (i) sale and/or rental of equipment or mobile handsets; and (ii) fixed or mobile telecom services and broadband (internet) services. Accordingly, the Company will recognize revenue when, or to the extent that, it satisfies the performance obligations by transferring the goods or services that were promised to the customer. An asset will be deemed to be “transferred” when, or to the extent that, the customer obtains the control of the asset.

Allocation of price to performance obligation

The entity must take into account the contractual terms, as well as its usual business practices, to determine the price of a transaction. The “transaction price” is the consideration that the entity is entitled to receive in exchange for the goods or services promised to the customer, which may include both fixed and variable amounts.

The Company must allocate the transaction price to each performance obligation (each distinct good or service) at an amount that reflects the consideration that the Company expects to receive in exchange for the transfer of the distinct goods or services promised to the customer, while the transaction price will be proportionally allocated to each performance obligation identified in the contract, based on the individual sales price of each good or service.

The standalone selling price has been defined by the Company, based on a price list that considers costs plus margin, and the individual sales price of the Company or the market, or the contract price, which would be similar to that provided for in contracts with similar conditions.

Therefore, the adoption of the new revenue standard will result in the early recognition of revenue from sales of equipment or mobile handsets, which are usually recognized upon the transfer of control to the customer, basically due to the allocation of discounts to the two performance obligations related to the sale of packages that include telecom services, plus equipment/handsets. The difference between the carrying value of the sales of the equipment and/or mobile handsets, and the amount received from the customer will be recorded as a contractual asset and/or liability at the beginning of the contract. Revenue from telecom services, in turn, will be recognized in the income statements based on the allocation of the transaction price, and to the extent that services are being provided to customers.

Costs of obtaining the contract

The entity must recognize in assets the incremental costs of obtaining the contract if the entity expects to recover such costs. “Incremental costs” are those incurred by the entity to obtain a contract, but which would not have been incurred if the company had not obtained the contract.

Therefore, these amounts will be recognized in assets, and subsequently amortized affecting the income statement, in accordance with the transfer to the customer of the goods or services to which the asset refers. Also, the Company will recognize impairment losses in the income statement, to the extent that the carry value of the recognized asset exceeds the remaining amount of the consideration that the Company expects to receive in exchange for the goods or services relating to the asset.

Financial impact

Based on the analysis performed, the Company expects an acceleration of the revenue recognition on equipment or mobile handsets, due to the allocation of discounts to the two performance obligations (equipment and services), in detriment of ongoing telecom revenue services, as well as higher amount of deferred costs related to incremental costs to obtain customer’s contract.

As a result, the Company estimates that the impact from the adoption of the new standard will increase retained earnings ranging from R$ 40 million to R$ 70 million, excluding impact of taxes.

IFRS 16 – Leases

In July 2014, IASB issued IFRS 16, which replaced IAS 17 and refers to annual periods beginning on or after January 1, 2019.

The new standard establishes the principles regarding the recognition, measurement, reporting and disclosure of leases, and requires the recognition by lessees of assets and liabilities arising from lease agreements, except for short term contracts, that is, contracts with a term of 12 months or less, or contracts where the value of underlying assets is low. In accordance with this standard, lessees must apply this pronouncement to lease agreements in two ways:

(i)         Retrospectively to each prior reporting period presented in accordance with IAS 8 - Accounting Policies, Changes in Estimates and Correction of Errors; or

(ii)        Retrospectively, with the cumulative effect of the initial application of this pronouncement, recognized as at the date of the initial application.

The Company decided to adopt IFRS16 retrospectively, while the cumulative effect of the initial application is recognized as at the date of initial application, that is, January 1, 2019.

The Company has a significant number of lease agreements under which it is the lessee. Currently, a part of these contracts is recognized as operating leases, and their payments are recorded on a straight line basis throughout the period of the contract.

The Company is currently analyzing its lease agreements, as well as their financial impacts, and it expects a significant increase in total assets and liabilities upon the initial adoption of the standard, due to the recognition of the rights to use “leased” assets and the liabilities under leases, respectively.

Additions of liabilities arising from leases due to the recognition of rights to use assets result in the corresponding increase in net debt, while depreciation and interest expenses are recognized in the statement of income, replacing operating lease expenses (“rent”). This accounting treatment will result in a positive impact on Earnings Before Interest, Tax, Depreciation and Amortization (“EBITDA”), with a corresponding increase in net cash from operations reported in cash flow.

The accounting effects will be examined as part of the implementation of IFRS 16. However, as a result of the volume of contracts and information required to determine the quantitative impact, the Company believes that the current estimate is not reasonably precise to be disclosed. Regarding the qualitative aspects, the main categories of transactions impacted by the new standard include: rental of vehicles, rental of stores and kiosks, rental of the towers and sharing of infrastructure.

There are no other present IFRS standards or IFRIC interpretations not yet in force that could have a significant impact on the financial statements of the Group.